Summary of Significant Accounting Policies (Details 4)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Customer A [Member]
Concentration percentage of revenue with customers	31.00%	40.00%	33.00%	41.00%
Customer B [Member]
Concentration percentage of revenue with customers	12.00%	11.00%	12.00%	14.00%
Customer C [Member]
Concentration percentage of revenue with customers	6.00%	17.00%